Annual Total Returns [BarChart] - BlackRock International V.I. Fund - Class I Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	(13.71%)
Annual Return 2012	15.08%
Annual Return 2013	22.75%
Annual Return 2014	(5.19%)
Annual Return 2015	(2.76%)
Annual Return 2016	0.39%
Annual Return 2017	31.11%
Annual Return 2018	(21.82%)
Annual Return 2019	32.12%
Annual Return 2020	21.32%